ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses	¥ 461,212	$ 65,952	¥ 547,626
Salaries and welfare payable	107,053	15,308	83,003
Business and other taxes payable	30,277	4,330	32,708
Contractual liabilities	95,698	13,685	46,151
Amounts due to subsidiaries	110,324	15,776	136,706
Total	¥ 804,564	$ 115,051	¥ 846,194